Property, plant and equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

5.	Property, plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at 1 April 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090
Additions	1,475	7,445	-	4,645	-	-	2,778	-	31,295	23,352	1,669	-	-	72,659
Exchange difference	10,338	13,232	3,268	27,598	90,062	315,897	165	166	104,886	42,667	1,903	6,462	37,042	653,686

As at 30 September 2024	82,076	110,602	25,476	219,811	702,152	2,462,846	4,064	1,298	903,434	355,996	16,504	50,384	288,792	5,223,435
As at 1 April 2025	76,963	102,866	23,694	208,656	653,039	2,290,580	3,779	1,207	854,569	335,399	16,771	46,860	268,592	4,882,975
Additions	-	-	-	4,702	-	-	553	-	8,306	2,666	-	-	-	16,227
Exchange difference	4,082	(62,856)	1,257	40,691	34,640	156,634	39,025	64	224,851	(193,451)	(2,242)	2,485	14,247	259,427

As at 30 September 2025	81,045	40,010	24,951	254,049	687,679	2,447,214	43,357	1,271	1,087,726	144,614	14,529	49,345	282,839	5,158,629

Accumulated depreciation
As at 1 April 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229
Charge for the financial period	3,902	4,365	2,489	10,111	32,921	120,311	99	36	53,735	16,863	761	4,929	-	250,522
Exchange difference	6,558	8,423	1,075	11,000	50,173	96,931	98	104	48,802	22,805	407	941	37,041	284,358

As at 30 September 2024	54,412	69,335	10,468	94,254	418,829	849,053	845	839	446,039	191,960	3,813	11,471	288,791	2,440,109
As at 1 April 2025	54,293	68,715	12,104	98,250	417,908	903,137	983	828	465,313	195,185	4,379	15,263	268,592	2,504,950
Charge for the financial period	3,221	1,063	2,310	12,134	30,022	117,567	2,099	42	64,811	6,656	861	4,817	-	245,603
Exchange difference	2,962	(40,137)	702	20,919	22,942	50,943	28,291	44	122,042	(84,931)	255	934	14,247	139,214

As at 30 September 2025	60,476	29,641	15,116	131,303	470,872	1,071,647	31,373	914	652,166	116,910	5,495	21,014	282,839	2,889,768

Carrying amount

As at 30 September 2025	20,569	10,369	9,834	122,746	216,807	1,375,567	11,985	357	435,560	27,704	9,034	28,329	-	2,268,861

As at 30 September 2024	27,664	41,267	15,008	125,557	283,323	1,613,793	3,219	459	457,395	164,036	12,691	38,913	1	2,783,326

Included in the property, plant and equipment of the Group in the previous financial period was motor vehicles under hire purchase with net book value of USD Nil. These motor vehicles had been charged to local licensed banks for hire purchase as disclosed in Note 18.

5.	Property, plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at 1 April 2023	76,412	94,392	23,775	169,144	670,338	2,298,359	1,200	1,211	794,506	277,938	13,256	-	269,504	4,690,035
Additions	3,557	7,699	-	30,094	78,274	-	-	-	25,536	30,891	560	44,706	-	221,317
Written off	(4,694)	(5,916)	-	-	(92,614)	-	-	-	-	-	-	-	-	(103,224)
Exchange difference	(5,012)	(6,250)	(1,567)	(11,670)	(43,908)	(151,410)	(79)	(79)	(52,789)	(18,852)	(884)	(784)	(17,754)	(311,038)

As at 31 March 2024/ 1 April 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090
Additions	1,969	6,822	-	8,413	-	-	2,545	-	35,455	25,639	2,929	-	-	83,772
Exchange difference	4,731	6,119	1,486	12,675	40,949	143,631	113	75	51,861	19,783	910	2,938	16,842	302,113

As at 31 March 2025	76,963	102,866	23,694	208,656	653,039	2,290,580	3,779	1,207	854,569	335,399	16,771	46,860	268,592	4,882,975

Accumulated depreciation
As at 1 April 2023	42,187	54,735	2,637	60,428	381,590	447,593	604	607	269,674	133,261	1,449	-	259,395	1,654,160
Charge for the financial year	7,430	7,702	4,521	16,995	63,059	217,523	85	134	93,229	28,307	1,314	5,702	9,612	455,613
Written off	(2,806)	(2,188)	-	-	(84,147)	-	-	-	-	-	-	-	-	(89,141)
Exchange difference	(2,859)	(3,702)	(254)	(4,280)	(24,767)	(33,305)	(41)	(42)	(19,401)	(9,276)	(118)	(101)	(17,257)	(115,403)

As at 31 March 2024/ 1 April 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229
Charge for the financial year	7,290	8,261	4,669	19,916	58,831	225,676	286	80	97,370	32,223	1,534	9,151	-	465,287
Exchange difference	3,051	3,907	531	5,191	23,342	45,650	49	49	24,441	10,670	200	511	16,842	134,434

As at 31 March 2025	54,293	68,715	12,104	98,250	417,908	903,137	983	828	465,313	195,185	4,379	15,263	268,592	2,504,950

5.	Property, plant and equipment (Cont’d)

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Carrying amount

As at 31 March 2024	26,311	33,378	15,304	114,425	276,355	1,515,138	473	433	423,751	137,685	10,287	38,321	-	2,591,861

As at 31 March 2025	22,670	34,151	11,590	110,406	235,131	1,387,443	2,796	379	389,256	140,214	12,392	31,597	-	2,378,025

In the prior year, the Group had motor vehicles acquired under hire purchase arrangement with local licensed banks, as disclosed in Note 18. These motor vehicles have been fully depreciated and all related hire purchase liabilities have been fully settled as at 31 March 2025.